Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 13, 2020
Entity Registrant Name	Esoterica Thematic Trust
Entity Central Index Key	0001782952
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 13, 2020
Document Effective Date	Mar. 13, 2020
Prospectus Date	Mar. 13, 2020
Esoterica NextG Economy ETF | Esoterica NextG Economy ETF
Risk/Return:
Trading Symbol	WUGI